RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609-7616 rhardt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

December 12, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Touchstone Investment Trust (the “Registrant”);
File No. 811-02538

To the Commission:

Registrant hereby files this preliminary Proxy Statement on Schedule 14A pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 (the “Joint Proxy Statement”). The Joint Proxy Statement is directed to shareholders of Touchstone Institutional Money Market Fund and Touchstone Money Market Fund (each, a “Fund”), each a series of the Registrant, in connection with a combined special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of each Fund will be asked to approve a plan to liquidate and terminate their Fund.  Registrant intends that definitive materials will be mailed to shareholders on or about January 5, 2015.

Please contact the undersigned at (312) 609-7616 or Linda M. French at (202) 312-3345 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/lmf

Enclosures